SHARE CAPITAL (Details 2) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Deferred stock outstanding, beginning balance	623,701	170,791
Deferred stock, issued	492,757	452,910
Deferred stock outstanding, beginning balance	1,116,458	623,701